Issued Debt Instruments and Other Financial Liabilities (Details 7) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Issued debt instruments	$ 9,500,723	$ 8,115,233	$ 7,093,653
Mortgage Bonds [Member]
Statement Line Items [Line Items]
Issued debt instruments	89,924	94,921
Mortgage Bonds [Member] | Unidad De Fomento [Member]
Statement Line Items [Line Items]
Issued debt instruments	89,924	94,921
Subordinated Bonds [Member]
Statement Line Items [Line Items]
Issued debt instruments	818,084	795,957
Subordinated Bonds [Member] | Unidad De Fomento (funds code) [Member]
Statement Line Items [Line Items]
Issued debt instruments	818,084	795,956
Subordinated Bonds [Member] | Chile, Pesos
Statement Line Items [Line Items]
Issued debt instruments		$ 1